John Hancock
Tax-Free Bond Fund
Quarterly portfolio holdings 2/29/2020

Fund’s investments
As of 2-29-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 99.2%				$514,780,763
(Cost $465,934,166)
Alaska 0.8%				3,998,029
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-34	2,165,000	2,604,776
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-35	1,160,000	1,393,253
Arizona 1.1%				5,938,670
Arizona Industrial Development Authority Equitable School Revolving Fund, Series A	5.000	11-01-44	1,000,000	1,239,190
City of Phoenix Civic Improvement Corp. Civic Plaza, Series B (A)	5.500	07-01-28	1,000,000	1,331,530
Glendale Industrial Development Authority Senior Royal Oaks Life Care Community	5.000	05-15-39	3,000,000	3,367,950
California 9.2%				47,828,062
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,239,620
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,000,000	1,076,620
California Municipal Finance Authority LINXS APM Project, AMT	5.000	12-31-43	1,000,000	1,226,330
California Municipal Finance Authority LINXS APM Project, Series B, AMT	5.000	06-01-48	1,000,000	1,217,870
California Municipal Finance Authority Paradise Valley Estates Project, Series A (A)	5.000	01-01-49	1,500,000	1,851,525
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	2,000,000	2,222,100
California State Public Works Board Lease Revenue, Series B	5.000	10-01-39	1,000,000	1,173,100
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	1,845,000	2,158,060
City of San Francisco Public Utilities Commission Water Revenue Green Bonds, Series A	5.000	11-01-45	1,500,000	1,787,385
County of San Bernardino Medical Center Financing Project	5.500	08-01-22	2,500,000	2,718,950
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	3,000,000	3,502,800
Golden State Tobacco Securitization Corp. Series A-2	5.000	06-01-47	5,500,000	5,837,810
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500	11-01-39	1,000,000	1,682,510
M-S-R Energy Authority Natural Gas Revenue, Series B	7.000	11-01-34	2,500,000	4,035,875
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.500	09-01-45	2,000,000	2,193,820
San Diego Unified School District Series I, GO (B)	3.513	07-01-39	1,250,000	634,938
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	4,500,000	5,275,215
State of California, GO	5.000	02-01-38	5,375,000	5,798,174
Stockton Public Financing Authority Delta Water Supply Project, Series A	6.250	10-01-40	1,000,000	1,195,360
Colorado 4.9%				25,218,603
City & County of Denver Series A	4.000	08-01-46	3,000,000	3,353,460
City & County of Denver United Airlines, Inc., Project, AMT	5.000	10-01-32	3,500,000	3,868,375
2	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Colorado Health Facilities Authority Series A	5.250	05-15-37	500,000	$587,190
Colorado Health Facilities Authority Series A	5.250	05-15-47	1,125,000	1,304,348
Denver Convention Center Hotel Authority Senior	5.000	12-01-40	2,500,000	2,952,325
Park Creek Metropolitan District Senior Limited Property Tax Supported, Series A	5.000	12-01-45	4,265,000	4,950,940
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	3,500,000	4,576,145
Regional Transportation District Denver Transit Partners P3 Project	6.000	01-15-41	2,000,000	2,030,120
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (B)	6.546	12-01-37	5,000,000	1,595,700
Connecticut 1.5%				7,580,810
State of Connecticut Bradley International Airport CFC Revenue Ground Transportation Center Project, AMT	5.000	07-01-49	1,500,000	1,867,080
State of Connecticut Special Tax Revenue Series B	5.000	10-01-36	1,000,000	1,264,820
State of Connecticut Special Tax Revenue Series B	5.000	10-01-37	1,000,000	1,260,190
University of Connecticut Series A	5.000	11-01-35	1,000,000	1,277,150
University of Connecticut Series A	5.000	11-01-36	1,500,000	1,911,570
Delaware 0.3%				1,470,775
Delaware State Economic Development Authority Acts Retirement Communities	5.000	11-15-48	1,250,000	1,470,775
District of Columbia 4.4%				22,649,168
District of Columbia KIPP DC Project	4.000	07-01-39	750,000	859,635
District of Columbia KIPP DC Project	4.000	07-01-44	1,000,000	1,132,690
District of Columbia Tobacco Settlement Financing Corp. Asset Backed Bonds	6.500	05-15-33	3,080,000	3,650,570
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(B)	2.019	10-01-33	6,565,000	4,983,885
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(B)	2.112	10-01-35	6,470,000	4,649,083
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(B)	2.161	10-01-36	7,250,000	5,058,615
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (A)	6.500	10-01-41	1,750,000	2,314,690
Florida 4.0%				21,004,081
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	2,000,000	2,341,120
City of Atlantic Beach Fleet Landing Project, Series A	5.000	11-15-48	1,000,000	1,161,310
City of Atlantic Beach Fleet Landing Project, Series B-2	3.000	11-15-23	1,250,000	1,253,725
Hillsborough County Aviation Authority PFC Subordinated Tampa International Airport, AMT	5.000	10-01-48	2,000,000	2,468,600
Hillsborough County Aviation Authority Tampa International Airport, Series A	5.000	10-01-44	1,250,000	1,444,500
Miami Beach Redevelopment Agency City Center (A)	5.000	02-01-44	2,500,000	2,851,250
Miami-Dade County Health Facilities Authority Nicklaus Children's Hospital	5.000	08-01-47	1,500,000	1,812,525
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000	08-01-41	2,000,000	$2,262,220
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000	08-01-47	2,500,000	2,816,600
Palm Beach County Health Facilities Authority Retirement Life Communities, Inc.	5.000	11-15-32	1,715,000	2,062,991
Village Community Development District No. 6 Special Assessment Revenue Refunding Bonds, Series 2017 (A)	4.000	05-01-37	475,000	529,240
Georgia 3.1%				16,338,902
Development Authority of Rockdale County Pratt Paper LLC Project, AMT (C)	4.000	01-01-38	1,000,000	1,115,810
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	3,000,000	3,330,180
Main Street Natural Gas, Inc. Series A	5.000	05-15-38	1,000,000	1,410,630
Main Street Natural Gas, Inc. Series A	5.000	05-15-43	1,000,000	1,244,040
Municipal Electric Authority of Georgia Electric, Power & Light Revenues, Series EE (A)	7.250	01-01-24	2,000,000	2,434,360
Municipal Electric Authority of Georgia Power Revenue, Series HH	5.000	01-01-29	3,000,000	3,795,750
Municipal Electric Authority of Georgia Power Revenue, Series HH	5.000	01-01-39	2,445,000	3,008,132
Guam 0.2%				1,170,670
Antonio B. Won Pat International Airport Authority Series C, AMT (A)	6.125	10-01-43	1,000,000	1,170,670
Illinois 10.6%				54,819,140
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,656,704
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	4,299,435
Chicago O'Hare International Airport Customer Facility Charge (A)	5.500	01-01-43	2,000,000	2,239,560
Chicago O'Hare International Airport Series A	5.750	01-01-39	515,000	534,580
Chicago O'Hare International Airport Series A, AMT	5.000	01-01-48	1,500,000	1,843,290
Chicago O'Hare International Airport Series D	5.250	01-01-42	3,670,000	4,553,442
City of Chicago Series 2007E-REMK, GO	5.500	01-01-42	1,000,000	1,155,450
City of Chicago Series A, GO	5.000	01-01-28	1,000,000	1,229,010
City of Chicago Series A, GO	5.000	01-01-33	540,000	575,095
City of Chicago Series A, GO	5.250	01-01-35	1,750,000	1,805,055
City of Chicago Wastewater Transmission Revenue, Series C	5.000	01-01-39	3,000,000	3,415,350
City of Chicago Waterworks Revenue	3.150	11-01-24	500,000	542,585
Illinois Finance Authority Advocate Health Care Network	4.000	06-01-47	1,895,000	2,027,840
Illinois Finance Authority Advocate Health Care Network	4.000	06-01-47	1,105,000	1,156,405
Illinois State Toll Highway Authority Series A	4.000	01-01-39	2,000,000	2,380,320
Illinois State Toll Highway Authority Series B	5.000	01-01-31	2,000,000	2,676,640
4	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Lake County Community Consolidated School District No. 24 Capital Appreciation Bonds, Series 2004, GO (A)(B)	1.512	01-01-22	2,440,000	$2,372,583
Sales Tax Securitization Corp. Series A	5.000	01-01-32	905,000	1,136,074
Sales Tax Securitization Corp. Series A	5.000	01-01-36	1,000,000	1,301,400
Sales Tax Securitization Corp. Series A	5.000	01-01-48	4,000,000	4,871,240
State of Illinois Series A, GO	5.000	05-01-34	2,000,000	2,477,680
State of Illinois Series D, GO	5.000	11-01-21	1,250,000	1,331,288
State of Illinois, GO (A)	4.000	02-01-31	1,000,000	1,136,570
State of Illinois, GO	4.000	06-01-35	2,000,000	2,229,600
State of Illinois, GO	5.000	08-01-20	1,310,000	1,331,484
State of Illinois, GO	5.000	02-01-26	3,000,000	3,416,790
State of Illinois, GO (A)	5.500	07-01-38	1,000,000	1,123,670
Indiana 0.8%				3,961,710
City of Whiting Industry Environmental Facilities Revenue Various Refunding, AMT	5.000	12-01-44	3,240,000	3,961,710
Iowa 0.2%				1,010,630
Iowa Tobacco Settlement Authority Asset Backed, Series C	5.375	06-01-38	1,000,000	1,010,630
Kentucky 1.4%				7,207,097
Kentucky Economic Development Finance Authority Louisville Arena, Series A (A)	5.000	12-01-45	3,300,000	3,975,378
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	500,000	552,400
Kentucky Public Energy Authority Series C	4.000	08-01-24	635,000	712,546
Kentucky Public Energy Authority Series C	4.000	08-01-25	600,000	686,856
Kentucky Turnpike Authority Revitalization Projects, Series A	5.000	07-01-21	1,215,000	1,279,917
Louisiana 2.6%				13,461,605
City of Shreveport Water & Sewer Revenue Water and Sewer Revenue and Refunding Bonds	5.000	12-01-40	1,000,000	1,177,600
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Projects, Series A-1	6.500	11-01-35	1,500,000	1,550,790
Louisiana Public Facilities Authority Ochsner Clinic Foundation Project	5.000	05-15-46	2,500,000	3,030,925
New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (A)	5.000	10-01-48	1,000,000	1,229,870
New Orleans Aviation Board Series B, AMT	5.000	01-01-45	2,000,000	2,284,420
New Orleans Aviation Board Series B, AMT	5.000	01-01-48	500,000	591,750
Parish of St. John the Baptist Marathon Oil Corp. Project	2.000	06-01-37	2,500,000	2,560,450
Parish of St. John the Baptist Marathon Oil Corp. Project	2.100	06-01-37	1,000,000	1,035,800
Maryland 0.8%				4,407,610
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-48	1,000,000	1,167,360
Maryland State Transportation Authority Passenger Facility Charge Revenue, AMT	5.000	06-01-32	2,500,000	3,240,250
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Massachusetts 7.9%				$41,139,363
Commonwealth of Massachusetts Revenue Anticipation Notes, Series A, GO	4.000	04-23-20	5,000,000	5,022,200
Commonwealth of Massachusetts Transportation Fund Revenue Rail Enhancement and Accelerated	5.000	06-01-47	3,180,000	3,957,860
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A	5.250	07-01-35	1,310,000	2,009,317
Massachusetts Development Finance Agency Carleton-Willard Village Homes, Inc.	5.000	12-01-42	1,050,000	1,243,788
Massachusetts Development Finance Agency Dana-Farber Cancer Institute, Series N	5.000	12-01-46	3,000,000	3,605,880
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	2,500,000	2,878,100
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (C)	5.000	10-01-57	3,000,000	3,316,260
Massachusetts Development Finance Agency Suffolk University	5.000	07-01-35	870,000	1,106,753
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,500,000	1,781,955
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-45	1,745,000	2,127,190
Massachusetts Educational Financing Authority Series B, AMT	5.000	07-01-24	350,000	406,203
Massachusetts Housing Finance Agency Series 162	3.450	12-01-37	3,500,000	3,622,325
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-39	1,000,000	1,271,320
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-49	1,000,000	1,247,600
Massachusetts Port Authority ConRAC Project, Series A	5.125	07-01-41	1,500,000	1,583,505
Massachusetts School Building Authority Series B	5.000	11-15-36	1,820,000	2,288,395
Metropolitan Boston Transit Parking Corp. Parking Revenue	5.250	07-01-36	3,475,000	3,670,712
Michigan 3.4%				17,823,414
Detroit City School District School Building and Site Improvement, Series A, GO (A)	5.250	05-01-32	1,280,000	1,775,373
Detroit Downtown Development Authority Catalyst Development Project, Series A (A)	5.000	07-01-43	1,000,000	1,128,800
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000	07-01-35	4,000,000	4,881,160
Michigan Finance Authority Henry Ford Health System, Series A	5.000	11-15-48	1,000,000	1,261,990
Michigan Finance Authority Local Government Loan Program (A)	5.000	07-01-36	250,000	287,258
Michigan Finance Authority Local Government Loan Program, Series F-1	4.500	10-01-29	1,500,000	1,683,960
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,460,000	1,705,908
Michigan Finance Authority Trinity Health Corp.	5.000	12-01-38	3,000,000	3,276,870
Michigan Strategic Fund Improvement Project, AMT	5.000	06-30-48	1,500,000	1,822,095
Minnesota 0.7%				3,805,746
Minnesota Housing Finance Agency Series A	2.950	02-01-46	2,179,421	2,288,959
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,420,000	1,516,787
6	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Mississippi 0.2%				$1,273,950
State of Mississippi Series A	5.000	10-15-37	1,000,000	1,273,950
Nebraska 1.0%				5,128,096
Central Plains Energy Project Natural Gas Revenue, Series A	5.250	12-01-20	4,970,000	5,128,096
New Hampshire 0.6%				3,010,710
New Hampshire Business Finance Authority Emerald Renewable Diesel, AMT (C)	2.000	06-01-49	3,000,000	3,010,710
New Jersey 3.6%				18,833,524
Casino Reinvestment Development Authority, Inc. Luxury Tax Revenue	5.250	11-01-39	2,520,000	2,839,183
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	4,000,000	4,708,320
New Jersey Economic Development Authority School Facilities Construction	5.000	03-01-30	1,500,000	1,655,025
New Jersey Economic Development Authority Series DDD	5.000	06-15-42	1,000,000	1,190,600
New Jersey Economic Development Authority The Geothals Bridge Replacement P3 Project, AMT	5.375	01-01-43	1,500,000	1,707,000
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.000	06-15-23	515,000	578,505
New Jersey Higher Education Student Assistance Authority Series 1A	5.000	12-01-26	370,000	370,296
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-44	1,415,000	1,591,960
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.250	06-15-43	1,000,000	1,250,060
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,500,000	2,942,575
New Mexico 0.6%				3,233,310
New Mexico Educational Assistance Foundation Education Loan, Series A1, AMT	3.875	04-01-34	3,000,000	3,233,310
New York 8.0%				41,360,706
Dutchess County Local Development Corp. Nuvance Health, Series B	4.000	07-01-49	1,000,000	1,154,900
Hudson Yards Infrastructure Corp. Series A	5.750	02-15-47	1,715,000	1,790,820
Metropolitan Transportation Authority Green Bonds, Series A-1	5.250	11-15-56	3,000,000	3,623,250
New York Liberty Development Corp. 1 World Trade Center Project	5.000	12-15-41	5,000,000	5,368,950
New York Liberty Development Corp. 4 World Trade Center Project	5.000	11-15-31	5,000,000	5,355,200
New York Liberty Development Corp. 7 World Trade Center, Class 2	5.000	09-15-43	1,000,000	1,076,890
New York Liberty Development Corp. World Trade Center, Class 1-3 (C)	5.000	11-15-44	2,500,000	2,814,425
New York State Dormitory Authority Orange Regional Medical Center (C)	5.000	12-01-40	1,000,000	1,151,450
New York State Dormitory Authority Rockefeller University, Series A	5.000	07-01-41	1,000,000	1,012,970
New York State Dormitory Authority Series A	5.000	03-15-43	1,000,000	1,128,190
New York State Dormitory Authority State University Dormitory Facilities, Series A	5.000	07-01-35	5,000,000	5,290,450
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.250	01-01-50	2,500,000	2,895,875
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Niagara Area Development Corp. Covanta Project, Series A, AMT (C)	4.750	11-01-42	1,500,000	$1,618,545
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000	12-01-36	1,000,000	1,038,060
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000	12-01-42	2,265,000	2,350,821
Port Authority of New York & New Jersey Series 198	5.250	11-15-56	3,000,000	3,689,910
Ohio 2.5%				13,035,788
Buckeye Tobacco Settlement Financing Authority Senior Class 2, Series B-2	5.000	06-01-55	1,000,000	1,129,040
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	2,000,000	2,290,940
County of Hamilton Refunding and Improvement Life Enriching Community	5.000	01-01-46	1,000,000	1,145,270
County of Hamilton Series A	5.000	08-15-42	4,000,000	4,869,400
Lancaster Port Authority Series A	5.000	08-01-49	1,000,000	1,186,670
Ohio Air Quality Development Authority American Electric Power Company, AMT	2.100	04-01-28	1,500,000	1,537,770
State of Ohio Portsmouth Bypass Project, AMT (A)	5.000	12-31-35	750,000	876,698
Oklahoma 1.8%				9,258,546
Oklahoma Development Finance Authority Gilcrease Expressway West Project-P3, AMT	1.625	07-06-23	2,500,000	2,517,325
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.250	08-15-43	2,150,000	2,653,143
Tulsa Airports Improvement Trust Series C, AMT	5.500	12-01-35	1,600,000	1,775,648
Tulsa County Industrial Authority Montereau, Inc., Project	5.250	11-15-37	1,000,000	1,162,570
Tulsa County Industrial Authority Montereau, Inc., Project	5.250	11-15-45	1,000,000	1,149,860
Oregon 0.8%				4,250,725
Port of Portland Airport Revenue Portland International Airport, AMT	5.000	07-01-49	1,000,000	1,247,600
Port of Portland Airport Revenue Series 24B, AMT	5.000	07-01-42	2,500,000	3,003,125
Pennsylvania 4.0%				20,695,022
Berks County Industrial Development Authority The Highlands at Wyomissing, Series C	5.000	05-15-37	750,000	855,113
City of Philadelphia Series A, GO	5.000	07-15-38	2,000,000	2,268,840
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000	01-01-33	1,465,000	1,566,510
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,260,000	1,440,747
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series C	5.000	12-01-44	1,630,000	1,894,125
Pennsylvania Turnpike Commission Series A	5.000	12-01-38	3,255,000	3,845,848
Pennsylvania Turnpike Commission Series A	5.000	12-01-44	1,000,000	1,254,050
Pennsylvania Turnpike Commission Series A-3 (B)	2.459	12-01-41	3,450,000	2,018,112
Philadelphia Gas Works Company 1998 General Ordinance Fifteenth	5.000	08-01-47	2,500,000	3,013,225
8	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
The School District of Philadelphia Series E, GO	5.250	09-01-22	2,485,000	$2,538,452
Puerto Rico 1.9%				9,841,327
Puerto Rico Sales Tax Financing Corp. Series A-1 (B)	4.642	07-01-46	4,985,000	1,483,137
Puerto Rico Sales Tax Financing Corp. Series A-1	4.750	07-01-53	2,000,000	2,259,240
Puerto Rico Sales Tax Financing Corp. Series A-2	4.329	07-01-40	5,500,000	6,098,950
Rhode Island 0.5%				2,471,380
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	2,320,000	2,471,380
Tennessee 0.5%				2,428,615
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series A	5.000	07-01-46	2,050,000	2,428,615
Texas 10.7%				55,566,189
Central Texas Regional Mobility Authority Series A	5.000	01-01-40	500,000	590,160
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	586,075
Central Texas Turnpike System Series C	5.000	08-15-42	2,000,000	2,307,520
City of Austin Electric Utility Revenue (A)	5.000	11-15-37	5,000,000	5,518,700
City of El Paso Water & Sewer Revenue Series B	5.000	03-01-29	1,070,000	1,411,854
City of Houston Airport System Revenue Series B2, AMT	5.000	07-15-20	1,200,000	1,216,296
City of Houston Airport System Revenue United Airlines, Inc., AMT	4.750	07-01-24	2,000,000	2,179,760
City of San Antonio Electric & Gas Systems Revenue Electric & Gas Revenue	5.000	02-01-48	5,000,000	5,588,950
Dallas/Fort Worth International Airport Series D	5.250	11-01-32	5,000,000	5,753,850
Dallas/Fort Worth International Airport Series D, AMT	5.000	11-01-38	2,500,000	2,656,650
Grand Parkway Transportation Corp. Highway Revenue Tolls, Series B	5.000	04-01-53	4,000,000	4,576,120
Harris County Cultural Education Facilities Finance Corp. Brazos Presbyterian	5.000	01-01-48	1,000,000	1,104,640
Harris County Cultural Education Facilities Finance Corp. Memorial Herman Health System	5.000	07-01-49	1,000,000	1,106,150
Lower Colorado River Authority LCRA Transmission Services Corp.	5.000	05-15-44	1,000,000	1,221,180
Lower Colorado River Authority LCRA Transmission Services Corp., Series A	5.000	05-15-41	2,500,000	2,613,425
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,800,000	1,964,700
North Texas Tollway Authority Revenue Refunding System, Series A	4.000	01-01-44	2,525,000	2,935,994
Spring Independent School District School Building, GO	5.000	08-15-42	1,500,000	1,826,550
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000	12-15-30	1,680,000	1,849,075
Texas Municipal Power Agency Transmission Revenue	5.000	09-01-40	6,000,000	6,118,980
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp. Segment 3C Project, AMT	5.000	06-30-58	2,000,000	$2,439,560
Utah 0.5%				2,436,160
Salt Lake City Corp. Airport Revenue Series A, AMT	5.000	07-01-42	2,000,000	2,436,160
Virgin Islands 0.1%				500,295
Virgin Islands Public Finance Authority Series A-1	5.000	10-01-39	500,000	500,295
Virginia 1.0%				4,951,990
Alexandria Industrial Development Authority Goodwin House	5.000	10-01-45	1,000,000	1,165,770
Virginia Housing Development Authority Rental Housing, Series D	4.300	09-01-30	2,000,000	2,000,200
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-49	1,500,000	1,786,020
Washington 1.5%				7,870,806
Snohomish County Housing Authority Carvel Apartments Project	4.000	04-01-44	2,000,000	2,239,220
State of Washington Series R-2017A, GO	5.000	08-01-20	5,535,000	5,631,586
West Virginia 0.2%				1,058,750
West Virginia Economic Development Authority Appalachian Power Company Amos Project, Series A	2.550	03-01-40	1,000,000	1,058,750
Wisconsin 1.3%				6,740,789
Public Finance Authority Mary's Woods at Marylhurst (C)	5.250	05-15-47	1,000,000	1,132,970
Public Finance Authority Rose Villa Project, Series A (C)	5.000	11-15-24	855,000	911,174
Public Finance Authority Rose Villa Project, Series A (C)	5.750	11-15-44	1,000,000	1,103,970
Public Finance Authority Waste Management, Inc. Project, Series A2, AMT	2.875	05-01-27	3,000,000	3,234,870
Wisconsin Health & Educational Facilities Authority Rogers Memorial Hospital Incorporate, Series A	5.000	07-01-49	300,000	357,805

	Yield (%)	Shares	Value
Short-term investments 0.1%			$664,784
(Cost $663,607)
Short-term funds 0.1%
John Hancock Collateral Trust (D)	1.6968(E)	66,419	664,784
Total investments (Cost $466,597,773) 99.3%			$515,445,547
Other assets and liabilities, net 0.7%			3,459,234
Total net assets 100.0%			$518,904,781

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
10	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

(E)	The rate shown is the annualized seven-day yield as of 2-29-20.

Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	4.5
Assured Guaranty Corp.	3.3

National Public Finance Guarantee Corp.	1.5
Ambac Financial Group, Inc.	0.5

California Mortgage Insurance	0.4
Build America Mutual Assurance Company	0.1
TOTAL	10.3

The fund had the following sector composition as a percentage of net assets on 2-29-20:
General obligation bonds	9.0%
Revenue bonds	90.2%
Other revenue	16.4%
Health care	15.9%
Transportation	15.1%
Development	10.9%
Airport	9.0%
Utilities	7.0%
Education	5.6%
Tobacco	4.0%
Water and sewer	2.5%
Housing	1.9%
Facilities	1.5%
Pollution	0.4%
Short-term investments and other	0.8%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	11

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 29, 2020, by major security category or type:
	Total value at 2-29-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$514,780,763	—	$514,780,763	—
Short-term investments	664,784	$664,784	—	—
Total investments in securities	$515,445,547	$664,784	$514,780,763	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	66,419	—	$83,712,761	$(83,061,131)	$11,977	$1,177	$59,454	—	$664,784
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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